Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income	$ 5,484,278	$ 4,825,591
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,041,985	969,661
Provision for loan losses	500,000	510,000
Deferred income tax	(172,562)	(172,374)
Gain on sale of securities available-for-sale	0	(17,502)
Gain on sale of loans	(429,480)	(424,240)
Loss on sale of bank premises and equipment	39,644	130,603
Loss on sale of OREO	4,965	20,058
Income from Trust LLC	(429,008)	(361,044)
Amortization of bond premium, net	117,821	148,526
Write down of OREO	41,000	75,820
Proceeds from sales of loans held for sale	21,691,034	24,397,411
Originations of loans held for sale	(20,062,154)	(25,146,321)
(Decrease) increase in taxes payable	(187,908)	54,669
(Increase) decrease in interest receivable	(185,297)	65,235
Decrease in mortgage servicing rights	82,384	18,886
Decrease (increase) in other assets	332,930	(309,552)
Increase in cash surrender value of BOLI	(104,920)	(106,912)
Amortization of core deposit intangible	272,695	272,695
Amortization of limited partnerships	909,386	565,335
Decrease (increase) in unamortized loan costs	6,361	(13,097)
Increase (decrease) in interest payable	19,930	(11,038)
Increase in accrued expenses	142,323	23,407
Increase in other liabilities	193,055	76,798
Net cash provided by operating activities	9,308,462	5,592,615
Investments - held-to-maturity
Maturities and pay downs	44,317,216	40,831,786
Purchases	(50,849,428)	(42,375,260)
Investments - available-for-sale - Maturities, calls, pay downs and sales	6,166,383	15,522,796
Purchases	(13,597,620)	(9,234,828)
Proceeds from redemption of restricted equity securities	1,866,400	890,800
Purchases of restricted equity securities	(2,180,600)	0
(Decrease) increase in limited partnership contributions payable	(948,000)	975,000
Investments in limited partnerships	0	(975,500)
Increase in loans, net	(29,833,467)	(10,903,013)
Capital expenditures net of proceeds from sales of bank premises and equipment	(451,978)	(1,071,523)
Proceeds from sales of OREO	217,143	966,615
Recoveries of loans charged off	75,129	98,370
Net cash used in investing activities	(45,218,822)	(5,274,757)
Cash Flows from Financing Activities:
Net (decrease) increase in demand and interest-bearing transaction accounts	(1,735,228)	10,113,515
Net increase (decrease) in money market and savings accounts	2,157,297	(2,187,668)
Net increase (decrease) in time deposits	8,827,401	(5,459,748)
Net increase (decrease) in repurchase agreements	8,349,957	(6,469,723)
Net increase in short-term borrowings	20,000,000	10,000,000
Proceeds from long-term borrowings	1,550,000	0
Decrease in capital lease obligations	(75,204)	(81,179)
Dividends paid on preferred stock	(87,500)	(81,250)
Dividends paid on common stock	(2,313,967)	(2,262,089)
Net cash provided by financing activities	36,672,756	3,571,858
Net increase in cash and cash equivalents	762,396	3,889,716
Cash and cash equivalents:
Beginning	28,851,890	24,962,174
Ending	29,614,286	28,851,890
Supplemental Schedule of Cash Paid (Received) During the Period:
Interest	2,679,369	2,656,688
Income taxes, net of refunds	1,375,000	1,317,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized loss on securities available-for-sale	(68,765)	(57,502)
Loans transferred to OREO	395,108	86,173
Investment in limited partnership, not yet paid	0	975,000
Common Shares Dividends Paid:
Dividends declared	3,212,092	3,172,179
Increase in dividends payable attributable to dividends declared	(565)	(24,847)
Dividends reinvested	(897,560)	(885,243)
Total	$ 2,313,967	$ 2,262,089